Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,064,160)	$ (1,344,371)	$ (2,929,817)	$ (3,004,619)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	3,430	3,423	6,854	2,946
Amortization expense	1,800	1,800	3,600	16,205
Stock issued for services				249,100
Stock based compensation	75,000
Accretion of debt discount	1,088,849	160,854	646,302	368,205
Accretion of original issuance costs	102,776	41,455	135,812	61,283
Modification of warrants	(224,362)
Interest expense converted to notes payable				30,800
Impairment of assets				536,047
Changes in operating assets and liabilities:
Other current assets	(43,220)	(45,631)	(9,867)	(2,075)
Other assets				(20,711)
Accounts payable	12,427	259,464	287,843	23,669
Accrued payroll and payroll taxes	156,278	68,698	29,052	(58,635)
Other current liabilities	(85)		(21)	23,603
Net cash used in operating activities	(891,267)	(854,308)	(1,830,242)	(1,774,182)
Cash flows from investing activities:
Purchase of property and equipment		(859)	(860)	(29,264)
Net cash used in investing activities		(859)	(860)	(29,264)
Cash flows from financing activities:
Proceeds from short-term convertible notes	882,000	525,000	1,567,000	250,000
Advance from shareholder	30,000
Repayment of short-term convertible notes				(55,000)
Common stock issued for cash				1,865,000
Fees associated with filing of Form S-1	(5,456)	(3,498)	(68,498)
Net cash provided by financing activities	906,544	521,502	1,498,502	2,060,000
Net (decrease) increase in cash	15,277	(333,665)	(332,600)	256,554
Cash at beginning of period	8,356	340,956	340,956	84,402
Cash at end of period	23,633	7,291	8,356	340,956
Cash paid during the period for:
Interest
Income taxes
Non-cash investing and financing activities:
Beneficial conversion feature in conjunction with debt issuance	303,984		273,700	101,972
Amortization of warrants issued in connection with a debt modification		97,939	147,720
Warrants issued to third parties in conjunction with debt issuance	578,016	331,353	793,039	188,069
Original issue discount issued in conjunction with debt	88,200	52,500	156,700	126,030
Common stock issued to third parties in conjunction with conversion of debt	198,000		$ 145,104	$ 236,715
Conversion of common stock for Series A preferred stock	$ 611